DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Segment financial information
Revenues	$ 301,596	$ 322,686		$ 351,948
Operating costs without depreciation, amortization and impairment of fixed assets	(198,708)	(217,744)		(233,892)
Adjusted EBITDA	102,888	104,942		118,056
Depreciation, amortization and impairment of fixed assets	(82,594)	(83,439)		(73,535)
Operating income	20,294	21,503		44,521
Earnings (losses) from associates	496	(255)		494
Debt financial expenses	(24,698)	(22,677)		(71,150)
Other financial results, net	7,055	15,426		31,786
Income before income tax (expense) benefit	3,147	13,997		5,651
Income tax (expense) benefit	(8,251)	(19,290)		5,943
Net (loss) income for the year	(5,104)	(5,293)	$ 11,594	11,594
Attributable to:
Controlling Company	(5,715)	(5,985)		11,089
Non-controlling interest	611	692		505
Eliminations
Segment financial information
Revenues	(1,409)	(1,666)		(1,474)
Operating costs without depreciation, amortization and impairment of fixed assets	1,409	1,666		1,474
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	281,809	302,585		333,004
Operating costs without depreciation, amortization and impairment of fixed assets	(186,780)	(204,313)		(221,362)
Adjusted EBITDA	95,029	98,272		111,642
Depreciation, amortization and impairment of fixed assets	(77,236)	(78,373)		(68,891)
Operating income	17,793	19,899		42,751
Services rendered in Argentina | Amounts not adjusted for inflation
Segment financial information
Revenues	240,325	182,233		129,836
Operating costs without depreciation, amortization and impairment of fixed assets	(158,901)	(121,682)		(85,942)
Adjusted EBITDA	81,424	60,551		43,894
Depreciation, amortization and impairment of fixed assets	(31,807)	(26,024)		(20,416)
Operating income	49,617	34,527		23,478
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	41,484	120,352		203,168
Operating costs without depreciation, amortization and impairment of fixed assets	(27,879)	(82,631)		(135,420)
Adjusted EBITDA	13,605	37,721		67,748
Depreciation, amortization and impairment of fixed assets	(45,429)	(52,349)		(48,475)
Operating income	(31,824)	(14,628)		19,273
Other abroad segments | Restated for inflation
Segment financial information
Revenues	21,196	21,767		20,418
Operating costs without depreciation, amortization and impairment of fixed assets	(13,337)	(15,097)		(14,004)
Adjusted EBITDA	7,859	6,670		6,414
Depreciation, amortization and impairment of fixed assets	(5,358)	(5,066)		(4,644)
Operating income	2,501	1,604		1,770
Other abroad segments | Amounts not adjusted for inflation
Segment financial information
Revenues	18,183	12,931		7,894
Operating costs without depreciation, amortization and impairment of fixed assets	(11,419)	(8,946)		(5,414)
Adjusted EBITDA	6,764	3,985		2,480
Depreciation, amortization and impairment of fixed assets	(4,401)	(2,869)		(1,753)
Operating income	2,363	1,116		727
Other abroad segments | Inflation restatement
Segment financial information
Revenues	3,013	8,836		12,524
Operating costs without depreciation, amortization and impairment of fixed assets	(1,918)	(6,151)		(8,590)
Adjusted EBITDA	1,095	2,685		3,934
Depreciation, amortization and impairment of fixed assets	(957)	(2,197)		(2,891)
Operating income	$ 138	$ 488		$ 1,043